Operating Leases (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Operating Leases
Revenue from contract with customers	$ 70,250	$ 70,908	$ 137,476	$ 141,456
Other revenues	9	14	607	15
Total revenues	70,259	70,922	138,083	141,471
Time charter revenues (service element included)
Operating Leases
Revenue from contract with customers	59,001	59,659	114,978	119,078
Bareboat revenues
Operating Leases
Revenue from contract with customers	$ 11,249	$ 11,249	$ 22,498	$ 22,378